Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	December 31,	December 31,
Non-controlling	2024	2023

Pure Tech	$2,033,128	$—
Total	$2,033,128	$—